Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments Gain/Loss [Line Items]
Total	$ 1,808	$ (125)	$ 786	$ (3,196)
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	1,604	(816)	83	(4,611)
Total	$ 1,604	$ (816)	$ 83	$ (4,611)